Related party disclosures - Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	May 15, 2020	Aug. 31, 2019	May 31, 2020	Mar. 31, 2020	Sep. 30, 2020	Aug. 16, 2019	May 31, 2019	May 07, 2019	Dec. 31, 2018	Apr. 30, 2016	Apr. 30, 2015
Disclosure of transactions between related parties [line items]
Conversion of debt	$ 2,200,000		$ 2,200,000		$ 2,042,000
BPI France Participation – Fonds Large Venture
Disclosure of transactions between related parties [line items]
Share capital of the Company				10.00%	10.00%
Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Share capital of the Company		9.90%
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount									$ 4,500,000		$ 12,000,000
Fair value of convertible note					$ 35,000,000.0
2019-1 notes
Disclosure of transactions between related parties [line items]
Notional amount								$ 3,000,000.0
2019-1 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount							$ 3,000,000.0
2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount						$ 5,000,000.0
2019-2 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount		$ 5,000,000.0
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount										$ 6,000,000.0